Document and Entity Information	0 Months Ended
Mar. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 01, 2013
Registrant Name	FPA NEW INCOME INC
Central Index Key	0000099203
Amendment Flag	false
Document Creation Date	Mar. 01, 2013
Document Effective Date	Mar. 01, 2013
Prospectus Date	Jan. 30, 2013
FPA New Income, Inc. | FPA New Income, Inc. | FPA New Income, Inc.
Risk/Return:
Trading Symbol	fpnix